Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Derivative [Line Items]
Realized gains (losses)	$ (438)	$ (242)	$ (635)	$ 118
Unrealized gains (losses)	211	(172)	599	(1,948)
Total	(227)	(414)	(36)	(1,830)
Interest rate swap agreement
Derivative [Line Items]
Realized gains (losses)	(79)	(58)	(216)	551
Unrealized gains (losses)	75	49	766	(1,648)
Total	(4)	(9)	550	(1,097)
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(359)	(184)	(419)	(433)
Unrealized gains (losses)	136	(221)	(167)	(300)
Total	$ (223)	$ (405)	$ (586)	$ (733)